                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

           VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                       NUMBER OF
           DESCRIPTION                                                  SHARES               VALUE
           -----------                                                 ---------   ----------------------
           COMMON STOCKS    90.3%
           AIRLINES    0.3%
           Southwest Airlines Co.                                        403,700             $ 5,748,688
                                                                                   ----------------------

           ALUMINUM    1.9%
           Alcoa, Inc.                                                 1,190,600              36,182,334
                                                                                   ----------------------

           APPAREL & ACCESSORIES    0.8%
           Jones Apparel Group, Inc.                                     446,600              14,956,634
                                                                                   ----------------------

           APPLICATION SOFTWARE    0.0%
           Amdocs, Ltd. (Guernsey) (a)                                    24,800                 704,320
                                                                                   ----------------------

           BROADCASTING & CABLE TV    3.5%
           Clear Channel Communications, Inc.                          1,181,200              40,715,964
           Liberty Media Corp., Class A (a)                            2,558,300              26,529,571
                                                                                   ----------------------
                                                                                              67,245,535
                                                                                   ----------------------

           COMMUNICATIONS EQUIPMENT    0.6%
           Andrew Corp. (a)                                               56,000                 655,760
           Cisco Systems, Inc. (a)                                       322,200               5,764,158
           Ericsson, Class B - ADR (Sweden)                               90,320               2,547,024
           Nokia Corp. - ADR (Finland)                                   160,300               2,473,429
                                                                                   ----------------------
                                                                                              11,440,371
                                                                                   ----------------------

           COMPUTER HARDWARE    0.9%
           Hewlett-Packard Co.                                           565,930              12,416,504
           International Business Machines Corp.                          47,000               4,294,860
                                                                                   ----------------------
                                                                                              16,711,364
                                                                                   ----------------------

           COMPUTER STORAGE & PERIPHERALS    0.2%
           Lexmark International, Inc., Class A (a)                       42,400               3,390,728
                                                                                   ----------------------

           CONSUMER FINANCE    0.1%
           Capital One Financial Corp.                                    21,500               1,607,555
                                                                                   ----------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.6%
           Affiliated Computer Services, Inc., Class A (a)               264,000              14,055,360
           First Data Corp.                                              210,100               8,259,031
           SunGard Data Systems, Inc. (a)                                247,900               8,552,550
                                                                                   ----------------------
                                                                                              30,866,941
                                                                                   ----------------------



           DEPARTMENT STORES    0.9%
           Federated Department Stores, Inc.                             131,760               8,385,206
           May Department Stores Co.                                     218,500               8,088,870
                                                                                   ----------------------
                                                                                              16,474,076
                                                                                   ----------------------

           DIVERSIFIED BANKS    7.5%
           Bank of America Corp.                                       1,193,494              52,633,085
           Bank of New York Co., Inc.                                    494,900              14,376,845
           PNC Financial Services Group, Inc.                            451,200              23,227,776
           SunTrust Banks, Inc.                                           34,700               2,500,829
           Wachovia Corp.                                                214,254              10,907,671
           Wells Fargo & Co.                                             668,110              39,952,978
                                                                                   ----------------------
                                                                                             143,599,184
                                                                                   ----------------------

           DIVERSIFIED CHEMICALS    3.1%
           Dow Chemical Co.                                              313,200              15,613,020
           Du Pont (E.I.) de Nemours & Co.                               847,900              43,446,396
                                                                                   ----------------------
                                                                                              59,059,416
                                                                                   ----------------------

           DRUG RETAIL    0.8%
           CVS Corp.                                                     278,600              14,659,932
                                                                                   ----------------------

           ELECTRIC UTILITIES    1.6%
           American Electric Power Co., Inc.                             410,372              13,977,270
           FirstEnergy Corp.                                             408,300              17,128,185
                                                                                   ----------------------
                                                                                              31,105,455
                                                                                   ----------------------

           ELECTRONIC MANUFACTURING SERVICES    0.5%
           Cognex Corp.                                                  132,800               3,304,064
           Flextronics International Ltd. (Singapore) (a)                306,400               3,689,056
           Jabil Circuit, Inc. (a)                                        61,500               1,753,980
           Kemet Corp. (a)                                               167,200               1,295,800
                                                                                   ----------------------
                                                                                              10,042,900
                                                                                   ----------------------

           HEALTH CARE DISTRIBUTORS    0.8%
           AmerisourceBergen Corp.                                       258,100              14,786,549
                                                                                   ----------------------

           HOUSEHOLD PRODUCTS    2.3%
           Kimberly-Clark Corp.                                          672,060              44,174,504
                                                                                   ----------------------

           HYPERMARKETS & SUPER CENTERS    1.1%
           Wal-Mart Stores, Inc.                                         408,000              20,444,880
                                                                                   ----------------------

           INTEGRATED OIL & GAS    2.7%
           ConocoPhillips                                                 97,556              10,520,439
           Petroleo Brasileiro SA - ADR (Brazil)                         235,600              10,408,808
           Petroleo Brasileiro SA, Class A - ADR (Brazil)                138,000               5,308,860
           Total SA - ADR (France)                                       221,100              25,919,553
                                                                                   ----------------------
                                                                                              52,157,660
                                                                                   ----------------------


           INTEGRATED TELECOMMUNICATION SERVICES    7.7%
           SBC Communications, Inc.                                    2,272,600              53,837,894
           Sprint Corp.                                                1,480,700              33,685,925
           Verizon Communications, Inc.                                1,697,680              60,267,640
                                                                                   ----------------------
                                                                                             147,791,459
                                                                                   ----------------------

           LEISURE PRODUCTS    0.6%
           Mattel, Inc.                                                  540,400              11,537,540
                                                                                   ----------------------

           LIFE & HEALTH INSURANCE    1.3%
           Metlife, Inc.                                                 224,600               8,781,860
           Torchmark Corp.                                               315,210              16,453,962
                                                                                   ----------------------
                                                                                              25,235,822
                                                                                   ----------------------

           MOVIES & ENTERTAINMENT    3.4%
           Time Warner, Inc. (a)                                       1,297,700              22,774,635
           Viacom, Inc., Class B                                         259,900               9,052,317
           Walt Disney Co.                                             1,116,900              32,088,537
                                                                                   ----------------------
                                                                                              63,915,489
                                                                                   ----------------------

           MULTI-LINE INSURANCE    1.4%
           American International Group, Inc.                            170,600               9,452,946
           Assurant, Inc.                                                148,600               5,007,820
           Genworth Financial, Inc., Class A                             297,600               8,189,952
           Hartford Financial Services Group, Inc.                        61,100               4,189,016
                                                                                   ----------------------
                                                                                              26,839,734
                                                                                   ----------------------

           MULTI-UTILITIES & UNREGULATED POWER    2.2%
           Constellation Energy Group, Inc.                              277,230              14,332,791
           Dominion Resources, Inc.                                      226,100              16,828,623
           Public Service Enterprise Group, Inc.                         183,100               9,958,809
                                                                                   ----------------------
                                                                                              41,120,223
                                                                                   ----------------------

           OIL & GAS DRILLING    0.7%
           GlobalSantaFe Corp. (Cayman Islands)                          294,800              10,919,392
           Transocean, Inc. (Cayman Islands) (a)                          56,900               2,928,074
                                                                                   ----------------------
                                                                                              13,847,466
                                                                                   ----------------------

           OIL & GAS EQUIPMENT & SERVICES    2.9%
           Halliburton Co.                                             1,100,390              47,591,868
           Schlumberger, Ltd. (Netherlands Antilles)                      97,250               6,854,180
                                                                                   ----------------------
                                                                                              54,446,048
                                                                                   ----------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    4.1%
           Citigroup, Inc.                                             1,010,100              45,393,894
           J.P. Morgan Chase & Co.                                       422,055              14,603,103
           Lehman Brothers Holdings, Inc.                                 88,500               8,333,160
           Merrill Lynch & Co., Inc.                                     180,800              10,233,280
                                                                                   ----------------------
                                                                                              78,563,437
                                                                                   ----------------------



           PACKAGED FOODS    3.3%
           Kraft Foods, Inc.                                             822,400              27,180,320
           Unilever NV (Netherlands)                                     522,700              35,763,134
                                                                                   ----------------------
                                                                                              62,943,454
                                                                                   ----------------------

           PAPER PRODUCTS    6.8%
           Georgia-Pacific Corp.                                       1,389,260              49,304,837
           International Paper Co.                                     2,191,179              80,613,475
           Neenah Paper, Inc.                                             16,904                 568,312
                                                                                   ----------------------
                                                                                             130,486,624
                                                                                   ----------------------

           PHARMACEUTICALS    12.8%
           Bristol-Myers Squibb Co.                                    2,492,725              63,464,779
           GlaxoSmithKline Plc - ADR (United Kingdom)                  1,818,200              83,491,744
           Pfizer, Inc.                                                  934,400              24,546,688
           Roche Holdings AG - ADR (Switzerland)                         419,200              22,544,450
           Sanofi Aventis - ADR (France)                                 254,800              10,770,651
           Schering-Plough Corp.                                       1,021,000              18,531,150
           Wyeth                                                         501,100              21,136,398
                                                                                   ----------------------
                                                                                             244,485,860
                                                                                   ----------------------

           PHOTOGRAPHIC PRODUCTS    0.6%
           Eastman Kodak Co.                                             352,000              11,457,600
                                                                                   ----------------------

           PROPERTY & CASUALTY    2.4%
           AMBAC Financial Group, Inc.                                    87,480               6,539,130
           Berkshire Hathaway, Inc., Class B (a)                             185                 528,360
           Chubb Corp.                                                   405,250              32,124,168
           St. Paul Travelers Cos., Inc.                                 184,198               6,765,593
                                                                                   ----------------------
                                                                                              45,957,251
                                                                                   ----------------------

           REINSURANCE    0.1%
           RenaissanceRe Holdings, Ltd. (Bermuda)                         22,700               1,060,090
                                                                                   ----------------------

           RESTAURANTS    0.4%
           McDonald's Corp.                                              248,500               7,738,290
                                                                                   ----------------------

           SEMICONDUCTOR EQUIPMENT    0.2%
           Credence Systems Corp. (a)                                    271,600               2,148,356
           Novellus Systems, Inc. (a)                                     29,200                 780,516
                                                                                   ----------------------
                                                                                               2,928,872
                                                                                   ----------------------

           SEMICONDUCTORS    0.0%
           Intel Corp.                                                    29,400                 682,962
                                                                                   ----------------------

           SOFT DRINKS    1.2%
           Coca-Cola Co.                                                 557,000              23,210,190
                                                                                   ----------------------

           SPECIALTY CHEMICALS    0.7%
           Rohm & Haas Co.                                               270,600              12,988,800
                                                                                   ----------------------

           SYSTEMS SOFTWARE    0.4%
           Check Point Software Technologies Ltd. (Israel) (a)            51,400               1,117,436
           Microsoft Corp.                                               244,060               5,898,930
                                                                                   ----------------------
                                                                                               7,016,366
                                                                                   ----------------------

           THRIFTS & MORTGAGE FINANCE    3.9%
           Fannie Mae                                                    119,700               6,517,665
           Freddie Mac                                                 1,083,140              68,454,448
                                                                                   ----------------------
                                                                                              74,972,113
                                                                                   ----------------------

           TOBACCO    2.0%
           Altria Group, Inc.                                            581,840              38,046,518
                                                                                   ----------------------

           TOTAL LONG-TERM INVESTMENTS    90.3%
              (Cost $1,559,930,029)                                                        1,722,631,234

           REPURCHASE AGREEMENT    9.7%
           Bank of America Securities LLC ($186,000,000 par
           collateralized by U.S. Government obligations in a
           pooled cash account, interest rate of 2.75%, dated
           03/31/05, to be sold on 04/01/05 at $186,014,208)
              (Cost $186,000,000)                                                            186,000,000
                                                                                   ----------------------

           TOTAL INVESTMENTS    100.0%
              (Cost $1,745,930,029)                                                        1,908,631,234

           LIABILITIES IN EXCESS OF OTHER ASSETS    0.0%                                        (560,078)
                                                                                   ----------------------

           NET ASSETS    100.0%                                                           $1,908,071,156
                                                                                   ======================


           Percentages are calculated as a percentage of net assets.
(a)        Non-income producing security as this stock currently
           does not declare dividends.
ADR      - American Depositary Receipt

           VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                                           NUMBER OF
           DESCRIPTION                                                                      SHARES             VALUE
           COMMON STOCKS    92.7%
           AEROSPACE & DEFENSE    2.5%
           L-3 Communications Holdings, Inc.                                                    35,000          $ 2,485,700
           Lockheed Martin Corp.                                                                45,000            2,747,700
           Rockwell Collins, Inc.                                                               50,000            2,379,500
           United Technologies Corp.                                                            40,000            4,066,400
                                                                                                         -------------------
                                                                                                                 11,679,300
                                                                                                         -------------------

           AGRICULTURAL PRODUCTS    0.6%
           Archer-Daniels-Midland Co.                                                          120,000            2,949,600
                                                                                                         -------------------

           AIR FREIGHT & COURIERS    1.0%
           FedEx Corp.                                                                          50,000            4,697,500
                                                                                                         -------------------

           APPAREL & ACCESSORIES    0.7%
           Coach, Inc. (a)                                                                      60,000            3,397,800
                                                                                                         -------------------

           APPAREL RETAIL    2.5%
           Abercrombie & Fitch Co., Class A                                                     80,000            4,579,200
           American Eagle Outfitters, Inc.                                                     110,000            3,250,500
           Chico's FAS, Inc. (a)                                                                80,000            2,260,800
           Urban Outfitters, Inc. (a)                                                           35,000            1,678,950
                                                                                                         -------------------
                                                                                                                 11,769,450
                                                                                                         -------------------

           APPLICATION SOFTWARE    1.9%
           Amdocs, Ltd. (Guernsey) (a)                                                          40,000            1,136,000
           Autodesk, Inc. (a)                                                                  160,000            4,761,600
           Cognos, Inc. (Canada) (a)                                                            40,000            1,677,600
           Macromedia Inc. (a)                                                                  40,000            1,340,000
                                                                                                         -------------------
                                                                                                                  8,915,200
                                                                                                         -------------------

           ASSET MANAGEMENT & CUSTODY BANKS    0.5%
           Franklin Resources, Inc.                                                             35,000            2,402,750
                                                                                                         -------------------

           BIOTECHNOLOGY    3.6%
           Affymetrix, Inc. (a)                                                                 30,000            1,285,200
           Amgen, Inc. (a)                                                                      80,000            4,656,800
           Celgene Corp. (a)                                                                    50,000            1,702,500
           Genentech, Inc. (a)                                                                  45,000            2,547,450
           Genzyme Corp. (a)                                                                    60,000            3,434,400
           Gilead Sciences, Inc. (a)                                                            80,000            2,864,000
                                                                                                         -------------------


                                                                                                         -------------------
                                                                                                                 16,490,350
                                                                                                         -------------------

           BROADCASTING & CABLE TV    0.5%
           XM Satellite Radio Holdings, Inc., Class A (a)                                       80,000            2,520,000
                                                                                                         -------------------

           CASINOS & GAMING    1.3%
           Boyd Gaming Corp.                                                                    35,000            1,825,250
           Las Vegas Sands Corp. (a)                                                            33,100            1,489,500
           Wynn Resorts, Ltd. (a)                                                               40,000            2,709,600
                                                                                                         -------------------
                                                                                                                  6,024,350
                                                                                                         -------------------

           COMMODITY CHEMICALS    0.4%
           Lyondell Chemical Co.                                                                75,000            2,094,000
                                                                                                         -------------------

           COMMUNICATIONS EQUIPMENT    3.3%
           Comverse Technology, Inc. (a)                                                       115,000            2,900,300
           F5 Networks, Inc. (a)                                                                40,000            2,019,600
           Harris Corp.                                                                         60,000            1,959,000
           Juniper Networks, Inc. (a)                                                          120,000            2,647,200
           Nokia Corp. - ADR (Finland)                                                         230,000            3,548,900
           QUALCOMM, Inc.                                                                       65,000            2,382,250
                                                                                                         -------------------
                                                                                                                 15,457,250
                                                                                                         -------------------

           COMPUTER HARDWARE    4.2%
           Apple Computer, Inc. (a)                                                            240,000           10,000,800
           Avid Technology, Inc. (a)                                                            20,000            1,082,400
           Dell, Inc. (a)                                                                      145,000            5,570,900
           NCR Corp. (a)                                                                        80,000            2,699,200
                                                                                                         -------------------
                                                                                                                 19,353,300
                                                                                                         -------------------

           COMPUTER STORAGE & PERIPHERALS    1.5%
           EMC Corp. (a)                                                                       250,000            3,080,000
           Network Appliance, Inc. (a)                                                          80,000            2,212,800
           QLogic Corp. (a)                                                                     40,000            1,620,000
                                                                                                         -------------------
                                                                                                                  6,912,800
                                                                                                         -------------------

           CONSUMER ELECTRONICS    0.3%
           Harman International Industries, Inc.                                                15,000            1,326,900
                                                                                                         -------------------

           CONSUMER FINANCE    0.5%
           Capital One Financial Corp.                                                          30,000            2,243,100
                                                                                                         -------------------

           DATA PROCESSING & OUTSOURCING SERVICES    0.3%
           CheckFree Corp. (a)                                                                  30,000            1,222,800
                                                                                                         -------------------

           DEPARTMENT STORES    1.4%
           J.C. Penney Co., Inc.                                                                75,000            3,894,000
           Nordstrom, Inc.                                                                      50,000            2,769,000
                                                                                                         -------------------
                                                                                                                  6,663,000
                                                                                                         -------------------




           DISTILLERS & VINTNERS    0.5%
           Constellation Brands, Inc., Class A (a)                                              40,000            2,114,800
                                                                                                         -------------------

           DIVERSIFIED BANKS    1.6%
           Bank of America Corp.                                                                85,000            3,748,500
           Wachovia Corp.                                                                       75,000            3,818,250
                                                                                                         -------------------
                                                                                                                  7,566,750
                                                                                                         -------------------

           DIVERSIFIED CHEMICALS    0.9%
           Dow Chemical Co.                                                                     85,000            4,237,250
                                                                                                         -------------------

           DIVERSIFIED METALS & MINING    0.5%
           Peabody Energy Corp.                                                                 50,000            2,318,000
                                                                                                         -------------------

           DRUG RETAIL    0.7%
           CVS Corp.                                                                            60,000            3,157,200
                                                                                                         -------------------

           ELECTRIC UTILITIES    1.1%
           Exelon Corp.                                                                         55,000            2,523,950
           TXU Corp.                                                                            30,000            2,388,900
                                                                                                         -------------------
                                                                                                                  4,912,850
                                                                                                         -------------------

           ELECTRICAL COMPONENTS & EQUIPMENT    0.5%
           Rockwell Automation, Inc.                                                            40,000            2,265,600
                                                                                                         -------------------

           ELECTRONIC MANUFACTURING SERVICES    0.5%
           Jabil Circuit, Inc. (a)                                                              85,000            2,424,200
                                                                                                         -------------------

           FERTILIZERS & AGRICULTURAL CHEMICALS    0.8%
           Monsanto Co.                                                                         55,000            3,547,500
                                                                                                         -------------------

           FOOTWEAR    0.8%
           Nike, Inc., Class B                                                                  45,000            3,748,950
                                                                                                         -------------------

           HEALTH CARE DISTRIBUTORS    1.7%
           Caremark Rx, Inc. (a)                                                               100,000            3,978,000
           Quest Diagnostics, Inc.                                                              35,000            3,679,550
                                                                                                         -------------------
                                                                                                                  7,657,550
                                                                                                         -------------------

           HEALTH CARE EQUIPMENT    2.5%
           Becton, Dickinson & Co.                                                              50,000            2,921,000
           C.R. Bard, Inc.                                                                      40,000            2,723,200
           Cooper Co., Inc.                                                                     25,000            1,822,500
           Kinetic Concepts, Inc. (a)                                                           25,000            1,491,250
           St. Jude Medical, Inc. (a)                                                           70,000            2,520,000
                                                                                                         -------------------
                                                                                                                 11,477,950
                                                                                                         -------------------

           HEALTH CARE FACILITIES    0.7%
           HCA, Inc.                                                                            60,000            3,214,200
                                                                                                         -------------------


           HOMEBUILDING    1.7%
           KB HOME                                                                              25,000            2,936,500
           Ryland Group, Inc.                                                                   15,000              930,300
           Toll Brothers, Inc. (a)                                                              50,000            3,942,500
                                                                                                         -------------------
                                                                                                                  7,809,300
                                                                                                         -------------------

           HOTELS    1.9%
           Carnival Corp.                                                                       80,000            4,144,800
           Starwood Hotels & Resorts Worldwide, Inc.                                            80,000            4,802,400
                                                                                                         -------------------
                                                                                                                  8,947,200
                                                                                                         -------------------

           HYPERMARKETS & SUPER CENTERS    0.6%
           Costco Wholesale Corp.                                                               60,000            2,650,800
                                                                                                         -------------------

           INDUSTRIAL CONGLOMERATES    2.5%
           General Electric Co.                                                                145,000            5,228,700
           Textron, Inc.                                                                        35,000            2,611,700
           Tyco International, Ltd. (Bermuda)                                                  115,000            3,887,000
                                                                                                         -------------------
                                                                                                                 11,727,400
                                                                                                         -------------------

           INDUSTRIAL MACHINERY    1.1%
           Danaher Corp.                                                                        45,000            2,403,450
           Eaton Corp.                                                                          40,000            2,616,000
                                                                                                         -------------------
                                                                                                                  5,019,450
                                                                                                         -------------------

           INTEGRATED OIL & GAS    1.5%
           Exxon Mobil Corp.                                                                   120,000            7,152,000
                                                                                                         -------------------

           INTERNET RETAIL    0.6%
           eBay, Inc. (a)                                                                       80,000            2,980,800
                                                                                                         -------------------

           INTERNET SOFTWARE & SERVICES    2.6%
           Google, Inc., Class A (a)                                                            25,000            4,512,750
           VeriSign, Inc. (a)                                                                   75,000            2,152,500
           Yahoo!, Inc. (a)                                                                    165,000            5,593,500
                                                                                                         -------------------
                                                                                                                 12,258,750
                                                                                                         -------------------

           INVESTMENT BANKING & BROKERAGE    0.9%
           Bear Stearns Co., Inc.                                                               40,000            3,996,000
                                                                                                         -------------------

           IT CONSULTING & OTHER SERVICES    1.4%
           Cognizant Technology Solutions Corp., Class A (a)                                    75,000            3,465,000
           Infosys Technologies, Ltd. - ADR (India)                                             40,000            2,949,200
                                                                                                         -------------------
                                                                                                                  6,414,200
                                                                                                         -------------------

           MANAGED HEALTH CARE    3.8%
           Aetna, Inc.                                                                          70,000            5,246,500
           Humana, Inc. (a)                                                                     30,000              958,200
           Pacificare Health Systems, Inc. (a)                                                  40,000            2,276,800
           UnitedHealth Group, Inc.                                                             97,000            9,251,860
                                                                                                         -------------------

                                                                                                         -------------------
                                                                                                                 17,733,360
                                                                                                         -------------------

           METALS    0.3%
           Precision Castparts Corp.                                                            20,000            1,540,200
                                                                                                         -------------------

           MOVIES & ENTERTAINMENT    1.7%
           News Corp., Ltd.                                                                    195,000            3,433,950
           Walt Disney Co.                                                                     160,000            4,596,800
                                                                                                         -------------------
                                                                                                                  8,030,750
                                                                                                         -------------------

           OIL & GAS DRILLING    2.1%
           Diamond Offshore Drilling, Inc.                                                      60,000            2,994,000
           ENSCO International, Inc.                                                            60,000            2,259,600
           Noble Corp.                                                                          60,000            3,372,600
           Patterson UTI Energy, Inc.                                                           40,000            1,000,800
                                                                                                         -------------------
                                                                                                                  9,627,000
                                                                                                         -------------------

           OIL & GAS EQUIPMENT & SERVICES    0.7%
           Weatherford International, Ltd. (a)                                                  55,000            3,186,700
                                                                                                         -------------------

           OIL & GAS EXPLORATION & PRODUCTION    2.1%
           Burlington Resources, Inc.                                                          100,000            5,007,000
           Devon Energy Corp.                                                                   60,000            2,865,000
           EOG Resources, Inc.                                                                  40,000            1,949,600
                                                                                                         -------------------
                                                                                                                  9,821,600
                                                                                                         -------------------

           OIL & GAS REFINING & MARKETING    0.6%
           Sunoco, Inc.                                                                         25,000            2,588,000
                                                                                                         -------------------

           OTHER DIVERSIFIED FINANCIAL SERVICES    2.3%
           American Express Co.                                                                 50,000            2,568,500
           Chicago Mercantile Exchange                                                          10,000            1,940,300
           Goldman Sachs Group, Inc.                                                            20,000            2,199,800
           Lehman Brothers Holdings, Inc.                                                       20,000            1,883,200
           Prudential Financial, Inc.                                                           40,000            2,296,000
                                                                                                         -------------------
                                                                                                                 10,887,800
                                                                                                         -------------------

           PACKAGED FOODS    1.9%
           General Mills, Inc.                                                                  60,000            2,949,000
           Hershey Foods Corp.                                                                  65,000            3,929,900
           Kellogg Co.                                                                          40,000            1,730,800
                                                                                                         -------------------
                                                                                                                  8,609,700
                                                                                                         -------------------

           PERSONAL PRODUCTS    0.6%
           Gillette Co.                                                                         55,000            2,776,400
                                                                                                         -------------------

           PHARMACEUTICALS    5.6%
           GlaxoSmithKline PLC - ADR (United Kingdom)                                           55,000            2,525,600
           Johnson & Johnson                                                                   160,000           10,745,600
           Novartis AG - ADR (Switzerland)                                                      80,000            3,742,400


           Roche Holdings, Inc. - ADR (Switzerland)                                             70,000            3,764,579
           Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                                  80,000            2,480,000
           Wyeth, Inc.                                                                          60,000            2,530,800
                                                                                                         -------------------
                                                                                                                 25,788,979
                                                                                                         -------------------

           PROPERTY & CASUALTY    0.3%
           ACE, Ltd. (Bermuda)                                                                  30,000            1,238,100
                                                                                                         -------------------

           PUBLISHING    1.1%
           Getty Images, Inc. (a)                                                               35,000            2,488,850
           McGraw-Hill Co., Inc.                                                                30,000            2,617,500
                                                                                                         -------------------
                                                                                                                  5,106,350
                                                                                                         -------------------

           RAILROADS    1.5%
           Burlington Northern Santa Fe Corp.                                                   75,000            4,044,750
           Norfolk Southern Corp.                                                               80,000            2,964,000
                                                                                                         -------------------
                                                                                                                  7,008,750
                                                                                                         -------------------

           RESTAURANTS    1.9%
           McDonald's Corp.                                                                    115,000            3,581,100
           Starbucks Corp. (a)                                                                  50,000            2,583,000
           Yum! Brands, Inc.                                                                    55,000            2,849,550
                                                                                                         -------------------
                                                                                                                  9,013,650
                                                                                                         -------------------

           SEMICONDUCTOR EQUIPMENT    0.7%
           Lam Research Corp. (a)                                                              105,000            3,030,300
                                                                                                         -------------------

           SEMICONDUCTORS    5.4%
           Applied Materials, Inc.                                                             165,000            2,681,250
           Broadcom Corp., Class A (a)                                                          85,000            2,543,200
           Intel Corp.                                                                         230,000            5,342,900
           Marvell Technology Group, Ltd. (Bermuda) (a)                                        150,000            5,751,000
           National Semiconductor Corp.                                                        125,000            2,576,250
           NVIDIA Corp. (a)                                                                     80,000            1,900,800
           Texas Instruments, Inc.                                                             160,000            4,078,400
                                                                                                         -------------------
                                                                                                                 24,873,800
                                                                                                         -------------------

           SPECIALIZED FINANCE    0.5%
           CIT Group, Inc.                                                                      60,000            2,280,000
                                                                                                         -------------------

           SPECIALTY STORES    0.9%
           Advanced Auto Parts, Inc. (a)                                                        30,000            1,513,500
           Staples, Inc.                                                                        80,000            2,514,400
                                                                                                         -------------------
                                                                                                                  4,027,900
                                                                                                         -------------------

           STEEL    0.7%
           Nucor Corp.                                                                          60,000            3,453,600
                                                                                                         -------------------

           SYSTEMS SOFTWARE    3.4%
           Adobe Systems, Inc.                                                                  85,000            5,709,450


           Computer Associates International, Inc.                                                 313                8,482
           McAfee, Inc. (a)                                                                     75,000            1,692,000
           Microsoft Corp.                                                                     165,000            3,988,050
           Oracle Corp. (a)                                                                    340,000            4,243,200
                                                                                                         -------------------
                                                                                                                 15,641,182
                                                                                                         -------------------

           THRIFTS & MORTGAGE FINANCE    0.0%
           Countrywide Financial Corp.                                                               1                   33
                                                                                                         -------------------
           TOTAL LONG-TERM INVESTMENTS    92.7%
              (Cost $372,970,426)                                                                               429,982,304

           REPURCHASE AGREEMENT    7.4%
           UBS Securities LLC ($34,259,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated
           03/31/05, to be sold on 04/01/05 at
           $34,261,408)                                                                                          34,259,000
                                                                                                         -------------------
              (Cost $34,259,000)

           TOTAL INVESTMENTS    100.1%
              (Cost $407,229,426)                                                                               464,241,304

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                         (616,861)
                                                                                                         -------------------

           NET ASSETS    100.0%                                                                                $463,624,443
                                                                                                         ===================

           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt


           See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                     NUMBER OF
DESCRIPTION                                                            SHARES              VALUE

COMMON STOCKS    97.9%
AEROSPACE & DEFENSE    1.8%
Precision Castparts Corp.                                              10,300          $   793,203
United Technologies Corp.                                              16,000            1,626,560
                                                                                 ------------------
                                                                                         2,419,763
                                                                                 ------------------

AIR FREIGHT & COURIERS    0.6%
FedEx Corp.                                                             8,000              751,600
                                                                                 ------------------

APPAREL & ACCESSORIES    0.5%
Coach, Inc. (a)                                                        11,000              622,930
                                                                                 ------------------

APPAREL RETAIL    2.1%
Abercrombie & Fitch Co., Class A                                       13,000              744,120
American Eagle Outfitters, Inc.                                        20,000              591,000
Chico's FAS, Inc. (a)                                                  18,000              508,680
Pacific Sunwear of California, Inc. (a)                                18,000              503,640
Urban Outfitters, Inc. (a)                                             10,000              479,700
                                                                                 ------------------
                                                                                         2,827,140
                                                                                 ------------------

APPLICATION SOFTWARE    1.2%
SAP AG - ADR (Germany)                                                 39,800            1,595,184
                                                                                 ------------------

BIOTECHNOLOGY    5.1%
Amgen, Inc. (a)                                                        46,200            2,689,302
Biogen Idec, Inc. (a)                                                  19,700              679,847
Celgene Corp. (a)                                                      45,400            1,545,870
Cephalon, Inc. (a)                                                     12,000              561,960
Gilead Sciences, Inc. (a)                                              41,300            1,478,540
                                                                                 ------------------
                                                                                         6,955,519
                                                                                 ------------------

CASINOS & GAMING    0.5%
Harrah's Entertainment, Inc.                                           11,100              716,838
                                                                                 ------------------

COMMUNICATIONS EQUIPMENT    5.4%
ADTRAN, Inc.                                                           45,000              793,800
Andrew Corp. (a)                                                       45,000              526,950
Cisco Systems, Inc. (a)                                               113,800            2,035,882
Comverse Technology, Inc. (a)                                          24,900              627,978
Corning, Inc. (a)                                                      61,000              678,930
Juniper Networks, Inc. (a)                                             27,900              615,474


Motorola, Inc.                                                         43,000              643,710
QUALCOMM, Inc.                                                         32,000            1,172,800
Research in Motion, Ltd. (Canada) (a)                                   4,300              328,606
                                                                                 ------------------
                                                                                         7,424,130
                                                                                 ------------------

COMPUTER HARDWARE    5.2%
Dell, Inc. (a)                                                        109,300            4,199,306
International Business Machines Corp.                                  32,600            2,978,988
                                                                                 ------------------
                                                                                         7,178,294
                                                                                 ------------------

COMPUTER STORAGE & PERIPHERALS    1.1%
EMC Corp. (a)                                                         113,000            1,392,160
Lexmark International, Inc., Class A (a)                                1,600              127,952
                                                                                 ------------------
                                                                                         1,520,112
                                                                                 ------------------

CONSTRUCTION & FARM MACHINERY    0.5%
Deere & Co.                                                             9,600              644,448
                                                                                 ------------------

CONSUMER FINANCE    2.1%
American Express Co.                                                   37,350            1,918,669
Capital One Financial Corp.                                            13,000              972,010
                                                                                 ------------------
                                                                                         2,890,679
                                                                                 ------------------

DATA PROCESSING & OUTSOURCING SERVICES    2.2%
Affiliated Computer Services, Inc., Class A (a)                        10,000              532,400
Automatic Data Processing, Inc.                                        44,000            1,977,800
First Data Corp.                                                       14,000              550,340
                                                                                 ------------------
                                                                                         3,060,540
                                                                                 ------------------

DEPARTMENT STORES    0.4%
Nordstrom, Inc.                                                         9,000              498,420
                                                                                 ------------------

DISTILLERS & VINTNERS    0.9%
Brown-Forman Corp., Class B                                            23,700            1,297,575
                                                                                 ------------------

DIVERSIFIED BANKS    2.6%
Bank of America Corp.                                                  56,600            2,496,060
Wells Fargo & Co.                                                      18,000            1,076,400
                                                                                 ------------------
                                                                                         3,572,460
                                                                                 ------------------

DIVERSIFIED COMMERCIAL SERVICES    0.9%
Brink's Co.                                                            15,000              519,000
Career Education Corp. (a)                                             19,000              650,940
                                                                                 ------------------
                                                                                         1,169,940
                                                                                 ------------------

DRUG RETAIL    1.8%
CVS Corp.                                                              48,000            2,525,760
                                                                                 ------------------

ELECTRICAL COMPONENTS & EQUIPMENT    1.3%
AMETEK, Inc.                                                           22,000              885,500




Rockwell Automation, Inc.                                              16,000              906,240
                                                                                 ------------------
                                                                                         1,791,740
                                                                                 ------------------

ELECTRONIC EQUIPMENT MANUFACTURERS    0.4%
Mettler-Toledo International, Inc. (Switzerland) (a)                   11,000              522,500
                                                                                 ------------------

FOOTWEAR    0.3%
Reebok International Ltd.                                              10,200              451,860
                                                                                 ------------------

GENERAL MERCHANDISE STORES    1.4%
Target Corp.                                                           38,000            1,900,760
                                                                                 ------------------

HEALTH CARE DISTRIBUTORS    0.8%
DaVita, Inc. (a)                                                       11,900              498,015
Lincare Holdings, Inc. (a)                                             14,200              628,066
                                                                                 ------------------
                                                                                         1,126,081
                                                                                 ------------------

HEALTH CARE EQUIPMENT    1.6%
Medtronic, Inc.                                                        13,000              662,350
St. Jude Medical, Inc. (a)                                             20,000              720,000
Zimmer Holdings, Inc. (a)                                              11,000              855,910
                                                                                 ------------------
                                                                                         2,238,260
                                                                                 ------------------

HEALTH CARE FACILITIES    0.5%
Manor Care, Inc.                                                       17,000              618,120
                                                                                 ------------------

HEALTH CARE SERVICES    2.8%
Caremark Rx, Inc. (a)                                                  30,000            1,193,400
Laboratory Corp. of America Holdings (a)                               27,000            1,301,400
Medco Health Solutions, Inc. (a)                                       15,000              743,550
Quest Diagnostics, Inc.                                                 6,000              630,780
                                                                                 ------------------
                                                                                         3,869,130
                                                                                 ------------------

HOME IMPROVEMENT RETAIL    0.7%
Home Depot, Inc.                                                       25,400              971,296
                                                                                 ------------------

HOMEBUILDING    0.8%
D.R. Horton, Inc.                                                      38,533            1,126,705
                                                                                 ------------------

HOTELS    3.0%
Carnival Corp.                                                         25,800            1,336,698
Marriott International, Inc., Class A                                  20,000            1,337,200
Starwood Hotels & Resorts Worldwide, Inc.                              22,800            1,368,684
                                                                                 ------------------
                                                                                         4,042,582
                                                                                 ------------------

HOUSEHOLD APPLIANCES    0.4%
Black & Decker Corp.                                                    7,000              552,930
                                                                                 ------------------

HOUSEHOLD PRODUCTS    3.0%
Clorox Co.                                                             13,000              818,870




Procter & Gamble Co.                                                   62,200            3,296,600
                                                                                 ------------------
                                                                                         4,115,470
                                                                                 ------------------

HYPERMARKETS & SUPER CENTERS    2.1%
Wal-Mart Stores, Inc.                                                  56,000            2,806,160
                                                                                 ------------------

INDUSTRIAL CONGLOMERATES    2.5%
General Electric Co.                                                   22,400              807,744
Tyco International, Ltd. (Bermuda)                                     75,800            2,562,040
                                                                                 ------------------
                                                                                         3,369,784
                                                                                 ------------------

INDUSTRIAL MACHINERY    1.3%
Danaher Corp.                                                          23,200            1,239,112
Ingersoll-Rand Co., Class A (Bermuda)                                   7,300              581,445
                                                                                 ------------------
                                                                                         1,820,557
                                                                                 ------------------

INTEGRATED OIL & GAS    0.9%
ConocoPhillips                                                          4,000              431,360
Exxon Mobil Corp.                                                       6,900              411,240
Total SA - ADR (France)                                                 3,600              422,028
                                                                                 ------------------
                                                                                         1,264,628
                                                                                 ------------------

INTEGRATED TELECOMMUNICATION SERVICES    2.5%
Sprint Corp.                                                           97,500            2,218,125
Verizon Communications, Inc.                                           32,500            1,153,750
                                                                                 ------------------
                                                                                         3,371,875
                                                                                 ------------------

INTERNET SOFTWARE & SERVICES    1.6%
Yahoo!, Inc. (a)                                                       64,000            2,169,600
                                                                                 ------------------

INVESTMENT BANKING & BROKERAGE    1.3%
Merrill Lynch & Co., Inc.                                              31,400            1,777,240
                                                                                 ------------------

IT CONSULTING & OTHER SERVICES    0.5%
Cognizant Technology Solutions Corp., Class A (a)                      14,000              646,800
                                                                                 ------------------

LEISURE PRODUCTS    0.4%
Brunswick Corp.                                                        12,000              562,200
                                                                                 ------------------

MANAGED HEALTH CARE    6.0%
Aetna, Inc.                                                            22,400            1,678,880
Coventry Health Care, Inc. (a)                                         22,200            1,512,708
PacifiCare Health Systems, Inc. (a)                                    19,000            1,081,480
UnitedHealth Group, Inc.                                               30,000            2,861,400
WellPoint, Inc. (a)                                                     8,800            1,103,080
                                                                                 ------------------
                                                                                         8,237,548
                                                                                 ------------------

MOVIES & ENTERTAINMENT    1.1%
News Corp., Class A                                                    64,200            1,086,264
Walt Disney Co.                                                        14,000              402,220



                                                                                 ------------------
                                                                                         1,488,484
                                                                                 ------------------

MULTI-LINE INSURANCE    0.9%
American International Group, Inc.                                     13,000              720,330
Unitrin, Inc.                                                          12,000              544,800
                                                                                 ------------------
                                                                                         1,265,130
                                                                                 ------------------

OIL & GAS EQUIPMENT & SERVICES    0.5%
Baker Hughes, Inc.                                                     15,000              667,350
                                                                                 ------------------

OTHER DIVERSIFIED FINANCIAL SERVICES    0.7%
J.P. Morgan Chase & Co.                                                28,150              973,990
                                                                                 ------------------

PACKAGED FOODS    1.6%
Hershey Co.                                                            17,900            1,082,234
McCormick & Co., Inc.                                                  15,000              516,450
Wm. Wrigley Jr. Co.                                                     9,900              649,143
                                                                                 ------------------
                                                                                         2,247,827
                                                                                 ------------------

PERSONAL PRODUCTS    1.9%
Alberto-Culver Co.                                                     14,300              684,398
Avon Products, Inc.                                                    23,300            1,000,502
Gillette Co.                                                           17,600              888,448
                                                                                 ------------------
                                                                                         2,573,348
                                                                                 ------------------

PHARMACEUTICALS    10.9%
Abbott Laboratories                                                    10,000              466,200
Allergan, Inc.                                                         14,300              993,421
Barr Pharmaceuticals, Inc. (a)                                         16,000              781,280
Forest Laboratories, Inc. (a)                                          16,000              591,200
Johnson & Johnson                                                      80,400            5,399,664
Pfizer, Inc.                                                          102,400            2,690,048
Schering-Plough Corp.                                                 133,600            2,424,840
Wyeth                                                                  38,000            1,602,840
                                                                                 ------------------
                                                                                        14,949,493
                                                                                 ------------------

SEMICONDUCTOR EQUIPMENT    0.8%
Applied Materials, Inc.                                                65,600            1,066,000
                                                                                 ------------------

SEMICONDUCTORS    2.6%
Analog Devices, Inc.                                                   13,000              469,820
Intel Corp.                                                           100,200            2,327,646
Linear Technology Corp.                                                19,000              727,890
                                                                                 ------------------
                                                                                         3,525,356
                                                                                 ------------------

SOFT DRINKS    1.5%
Pepsi Bottling Group, Inc.                                             16,000              445,600
PepsiCo, Inc.                                                          31,000            1,643,930
                                                                                 ------------------
                                                                                         2,089,530
                                                                                 ------------------



SYSTEMS SOFTWARE    4.1%
Adobe Systems, Inc.                                                    28,000            1,880,760
Computer Associates International, Inc.                                   291                7,886
Microsoft Corp.                                                       129,000            3,117,930
Symantec Corp. (a)                                                     26,000              554,580
                                                                                 ------------------
                                                                                         5,561,156
                                                                                 ------------------

THRIFTS & MORTGAGE FINANCE    0.3%
Fannie Mae                                                              7,542              410,662
                                                                                 ------------------

TOTAL LONG-TERM INVESTMENTS    97.9%
   (Cost $124,213,743)                                                                 133,843,484

REPURCHASE AGREEMENT    2.3%
Bank of America Securities LLC ($3,166,000 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   2.75%, dated 03/31/05, to be sold on 04/01/05 at $3,166,242) (Cost
   $3,166,000)                                                                           3,166,000
                                                                                 ------------------

TOTAL INVESTMENTS    100.2%
   (Cost $127,379,743)                                                                 137,009,484

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                           (214,004)
                                                                                 ------------------

NET ASSETS    100.0%                                                                  $136,795,480
                                                                                 ------------------



           Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR      - American Depositary Receipt

Future contracts outstanding as of March 31, 2005:


                                                                                               UNREALIZED
                                                                                              APPRECIATION/
                                                                             CONTRACTS        DEPRECIATION
Long Contracts:
           S&P 500 Index Futures June 2005 (Current Notional
           Value of $295,975 per contract)                                             7             ($51,747)
                                                                           --------------   ------------------

            VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

            PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                                                   NUMBER OF
            DESCRIPTION                                                                              SHARES         VALUE
            COMMON STOCKS    92.8%
            AEROSPACE & DEFENSE    2.1%
            Northrop Grumman Corp.                                                                     245,980  $   13,278,000
            Raytheon Co.                                                                               322,110      12,465,657
                                                                                                               ----------------
                                                                                                                    25,743,657
                                                                                                               ----------------

            AUTOMOBILE MANUFACTURERS    2.0%
            Honda Motor Co., Ltd. - ADR (Japan)                                                      1,024,260      25,647,470
                                                                                                               ----------------

            BIOTECHNOLOGY    0.8%
            Chiron Corp. (a)                                                                           273,690       9,595,571
                                                                                                               ----------------

            BROADCASTING & CABLE TV    1.8%
            Clear Channel Communications, Inc.                                                         658,270      22,690,567
                                                                                                               ----------------

            COMMODITY CHEMICALS    0.2%
            Lanxess AG (Germany) (a)                                                                    99,435       2,049,866
                                                                                                               ----------------

            COMMUNICATIONS EQUIPMENT    0.8%
            Motorola, Inc.                                                                             685,870      10,267,474
                                                                                                               ----------------

            COMPUTER HARDWARE    1.5%
            Hewlett-Packard Co.                                                                        469,220      10,294,687
            International Business Machines Corp.                                                       97,850       8,941,533
                                                                                                               ----------------
                                                                                                                    19,236,220
                                                                                                               ----------------

            DEPARTMENT STORES    1.4%
            Kohl's Corp. (a)                                                                           335,450      17,319,283
                                                                                                               ----------------

            DIVERSIFIED BANKS    2.0%
            Bank of America Corp.                                                                      394,120      17,380,692
            PNC Financial Services Group, Inc.                                                         158,030       8,135,384
                                                                                                               ----------------
                                                                                                                    25,516,076
                                                                                                               ----------------

            DIVERSIFIED CHEMICALS    4.0%
            Bayer AG - ADR (Germany)                                                                 1,021,530      33,802,428
            Dow Chemical Co.                                                                           337,370      16,817,894
                                                                                                               ----------------
                                                                                                                    50,620,322
                                                                                                               ----------------

            DIVERSIFIED COMMERCIAL SERVICES    0.8%
            Equifax, Inc.                                                                              320,240       9,828,166
                                                                                                               ----------------

            ELECTRIC UTILITIES    4.1%
            American Electric Power Co., Inc.                                                          294,380      10,026,583
            Consolidated Edison, Inc.                                                                  156,500       6,601,170
            Entergy Corp.                                                                              197,400      13,948,284
            Exelon Corp.                                                                               222,620      10,216,032
            FirstEnergy Corp.                                                                          253,190      10,621,320
                                                                                                               ----------------
                                                                                                                    51,413,389
                                                                                                               ----------------

            ELECTRICAL COMPONENTS & EQUIPMENT    0.8%
            Emerson Electric Co.                                                                        33,120       2,150,482
            Micron Technology, Inc. (a)                                                                709,890       7,340,263
                                                                                                               ----------------
                                                                                                                     9,490,745
                                                                                                               ----------------

            GENERAL MERCHANDISE STORES    0.7%
            Target Corp.                                                                               186,320       9,319,726
                                                                                                               ----------------

            GOLD    1.4%
            Newmont Mining Corp.                                                                       405,920      17,150,120
                                                                                                               ----------------

            HEALTH CARE EQUIPMENT    0.2%
            Applera Corp.                                                                              124,640       2,460,394
                                                                                                               ----------------

            HEALTH CARE SUPPLIES    1.2%
            Bausch & Lomb, Inc.                                                                        210,170      15,405,461
                                                                                                               ----------------

            HOTELS    0.5%
            Marriott International, Inc., Class A                                                       94,560       6,322,282
                                                                                                               ----------------

            HOUSEHOLD PRODUCTS    1.2%
            Kimberly-Clark Corp.                                                                       227,280      14,939,114
                                                                                                               ----------------

            HYPERMARKETS & SUPER CENTERS    1.9%
            Wal-Mart Stores, Inc.                                                                      487,420      24,424,616
                                                                                                               ----------------

            INDUSTRIAL CONGLOMERATES    2.2%
            General Electric Co.                                                                       768,080      27,696,965
                                                                                                               ----------------

            INDUSTRIAL MACHINERY    1.5%
            Ingersoll-Rand Co., Class A (Bermuda)                                                      128,780      10,257,327
            Parker Hannifin Corp.                                                                      137,220       8,359,442
                                                                                                               ----------------
                                                                                                                    18,616,769
                                                                                                               ----------------

            INTEGRATED OIL & GAS    7.7%
            BP Plc - ADR (United Kingdom)                                                              439,990      27,455,376
            ConocoPhillips                                                                             185,100      19,961,184
            Exxon Mobil Corp.                                                                          381,980      22,766,008
            Royal Dutch Petroleum Co. (Netherlands)                                                    439,410      26,382,176
                                                                                                               ----------------
                                                                                                                    96,564,744
                                                                                                               ----------------

            INTEGRATED TELECOMMUNICATION SERVICES    3.2%
            France Telecom - ADR (France)                                                              377,230      11,267,860
            Sprint Corp.                                                                               337,160       7,670,390
            Verizon Communications, Inc.                                                               586,666      20,826,643
                                                                                                               ----------------
                                                                                                                    39,764,893
                                                                                                               ----------------

            INVESTMENT BANKING & BROKERAGE    0.8%
            Charles Schwab Corp.                                                                       968,880      10,182,929
                                                                                                               ----------------

            IT CONSULTING & OTHER SERVICES    0.2%
            Accenture, Ltd., Class A (Bermuda) (a)                                                      89,440       2,159,976
                                                                                                               ----------------

            LIFE & HEALTH INSURANCE    0.3%
            Aegon N.V. (Netherlands)                                                                   320,320       4,311,507
                                                                                                               ----------------

            MANAGED HEALTH CARE    1.5%
            Cigna Corp.                                                                                211,530      18,889,629
                                                                                                               ----------------

            MOVIES & ENTERTAINMENT    4.6%
            Time Warner, Inc. (a)                                                                    1,678,570      29,458,903
            Viacom, Inc., Class B                                                                      199,760       6,957,641
            Walt Disney Co.                                                                            750,000      21,547,500
                                                                                                               ----------------
                                                                                                                    57,964,044
                                                                                                               ----------------

            MULTI-LINE INSURANCE    1.3%
            Hartford Financial Services Group, Inc.                                                    239,910      16,448,230
                                                                                                               ----------------

            OIL & GAS EQUIPMENT & SERVICES    1.8%
            Schlumberger, Ltd. (Netherlands Antilles)                                                  329,220      23,203,426
                                                                                                               ----------------

            OIL & GAS REFINING & MARKETING    1.3%
            Valero Energy Corp.                                                                        222,630      16,312,100
                                                                                                               ----------------

            OTHER DIVERSIFIED FINANCIAL SERVICES    10.9%
            Citigroup, Inc.                                                                            614,560      27,618,326
            Goldman Sachs Group, Inc.                                                                   41,550       4,570,084
            J.P. Morgan Chase & Co.                                                                    949,231      32,843,393
            Lehman Brothers Holdings, Inc.                                                             304,350      28,657,596
            Merrill Lynch & Co., Inc.                                                                  438,400      24,813,440
            Prudential Financial, Inc.                                                                 233,450      13,400,030
            State Street Corp.                                                                         118,600       5,185,192
                                                                                                               ----------------
                                                                                                                   137,088,061
                                                                                                               ----------------

            PACKAGED FOODS    3.3%
            Cadbury Schweppes Plc - ADR (United Kingdom)                                               341,820      13,912,074
            Kraft Foods, Inc., Class A                                                                 278,160       9,193,188
            Unilever NV (Netherlands)                                                                  263,730      18,044,407
                                                                                                               ----------------
                                                                                                                    41,149,669
                                                                                                               ----------------

            PHARMACEUTICALS    11.3%
            Bristol-Myers Squibb Co.                                                                 1,436,060      36,562,088
            Eli Lilly & Co.                                                                            293,770      15,305,417
            GlaxoSmithKline Plc - ADR (United Kingdom)                                                 224,070      10,289,294
            Roche Holdings AG - ADR (Switzerland)                                                      450,030      24,202,478
            Sanofi Aventis - ADR (France)                                                              339,750      14,361,572
            Schering-Plough Corp.                                                                    1,305,910      23,702,267
            Wyeth                                                                                      410,510      17,315,312
                                                                                                               ----------------
                                                                                                                   141,738,428
                                                                                                               ----------------

            PROPERTY & CASUALTY    3.1%
            Chubb Corp.                                                                                281,800      22,338,286
            St. Paul Travelers Cos., Inc.                                                              457,390      16,799,935
                                                                                                               ----------------
                                                                                                                    39,138,221
                                                                                                               ----------------

            RAILROADS    1.4%
            Norfolk Southern Corp.                                                                     459,630      17,029,292
                                                                                                               ----------------

            RESTAURANTS    0.5%
            McDonald's Corp.                                                                           197,350       6,145,479
                                                                                                               ----------------

            SEMICONDUCTORS    0.8%
            Intel Corp.                                                                                428,040       9,943,369
                                                                                                               ----------------

            SOFT DRINKS    1.4%
            Coca-Cola Co.                                                                              416,950      17,374,307
                                                                                                               ----------------

            SYSTEMS SOFTWARE    0.9%
            Symantec Corp. (a)                                                                         538,960      11,496,017
                                                                                                               ----------------

            THRIFTS & MORTGAGE FINANCE    1.7%
            Freddie Mac                                                                                344,410      21,766,712
                                                                                                               ----------------

            TOBACCO    1.1%
            Altria Group, Inc.                                                                         219,050      14,323,680
                                                                                                               ----------------

            WIRELESS TELECOMMUNICATION SERVICES    0.6%
            Nextel Communications, Inc., Class A (a)                                                   264,920       7,529,026
                                                                                                               ----------------

            TOTAL LONG-TERM INVESTMENTS    92.8%
               (Cost $1,015,077,644)                                                                             1,166,277,992
                                                                                                               ----------------

            REPURCHASE AGREEMENTS    6.9%
            State Street Bank & Trust Co. ($1,100,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.70%, dated 03/31/05, to be
            sold on 04/01/05 at $1,100,083)                                                                          1,100,000

            UBS Securities LLC ($86,023,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.53%, dated 03/31/05, to be sold on 04/01/05
            at $86,029,046)                                                                                         86,023,000
                                                                                                               ----------------


            TOTAL REPURCHASE AGREEMENTS
               (Cost $87,123,000)                                                                                   87,123,000
                                                                                                               ----------------

            TOTAL INVESTMENTS    99.7%
               (Cost $1,102,200,644)                                                                             1,253,400,992

            OTHER ASSETS IN EXCESS OF LIABILITIES    0.3%                                                            3,188,786
                                                                                                               ----------------

            NET ASSETS    100.0%                                                                                $1,256,589,778
                                                                                                               ================

            Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.
ADR       - American Depositary Receipt

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                                          COUPON             MATURITY                VALUE
           COLLATERALIZED MORTGAGE OBLIGATIONS  5.2%
$ 1,431    Federal Home Loan Mortgage Corp.                                     5.000%             08/15/12            $  1,436,785
  1,260    Federal Home Loan Mortgage Corp. (Floating Rate)                     3.010              04/15/28               1,259,347
  1,008    Federal Home Loan Mortgage Corp. (Floating Rate)                     3.060              01/15/35               1,008,775
    862    Federal Home Loan Mortgage Corp. (Interest Only)                     5.000              12/15/16                 112,757
  1,297    Federal Home Loan Mortgage Corp. (Interest Only)                     6.000        05/15/30 to 05/01/31           202,071
    474    Federal Home Loan Mortgage Corp. (Interest Only)                     6.500              04/01/28                 100,607
    157    Federal Home Loan Mortgage Corp. (Interest Only)                     8.000              06/01/31                  32,420
    750    Federal National Mortgage Association                                6.022              11/25/10                 799,917
  1,331    Federal National Mortgage Association (Floating Rate)                2.233              12/18/32               1,339,908
  1,150    Federal National Mortgage Association (Floating Rate)                3.050              05/25/35               1,150,000
    439    Federal National Mortgage Association (Interest Only)                5.000              09/25/11                   3,375
    780    Federal National Mortgage Association (Interest Only)                6.000              11/25/32                 107,422
  1,501    Federal National Mortgage Association (Interest Only)                6.500        07/01/31 to 05/25/33           287,776
    130    Federal National Mortgage Association (Interest Only)                8.000              05/01/30                  28,478
    142    Federal National Mortgage Association (Interest Only) REMIC          6.000              08/25/32                  16,921
    664    Federal National Mortgage Association (Interest Only) REMIC          7.000        03/01/32 to 04/25/33           143,880
    485    Government National Mortgage Association (Interest Only) (a)         5.180              05/16/32                  29,764
    470    Government National Mortgage Association (Interest Only) REMIC (a)   4.580              05/16/32                  28,905
    482    Government National Mortgage Association (Interest Only) REMIC (a)   5.180              04/16/29                  38,595
                                                                                                                     ---------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                 8,127,703
                                                                                                                     ---------------

           MORTGAGE BACKED SECURITIES  23.0%
    338    Federal Home Loan Mortgage Corp.                                     6.000        06/01/29 to 09/01/29           346,801
     61    Federal Home Loan Mortgage Corp.                                     6.500              06/01/29                  63,578
  2,378    Federal Home Loan Mortgage Corp.                                     7.500        08/01/24 to 09/01/31         2,547,518
      7    Federal Home Loan Mortgage Corp.                                     8.000              09/01/24                   7,046
    435    Federal Home Loan Mortgage Corp. (ARM)                               3.610              07/01/34                 428,721
    998    Federal Home Loan Mortgage Corp. (ARM)                               4.182              08/01/34               1,000,101
  4,200    Federal Home Loan Mortgage Corp., April                              5.000                TBA                  4,201,310
  3,650    Federal Home Loan Mortgage Corp., April                              5.500                TBA                  3,724,139
    468    Federal National Mortgage Association (ARM)                          3.702              07/01/34                 465,036
    636    Federal National Mortgage Association (ARM)                          4.111              09/01/34                 633,168
    566    Federal National Mortgage Association (ARM)                          4.237              10/01/34                 566,875
    644    Federal National Mortgage Association (ARM)                          4.269              10/01/34                 643,154
     30    Federal National Mortgage Association                                5.500        07/01/24 to 02/01/29            29,660

    292    Federal National Mortgage Association                                6.000        01/01/14 to 08/01/14           302,223
  2,877    Federal National Mortgage Association                                6.500        06/01/09 to 08/01/34         2,991,368
  1,840    Federal National Mortgage Association                                7.000        07/01/10 to 02/01/33         1,940,538
  2,498    Federal National Mortgage Association                                7.500        02/01/23 to 04/01/32         2,673,158
     30    Federal National Mortgage Association                                8.000        06/01/24 to 10/01/24            32,084
     18    Federal National Mortgage Association                               10.000              04/01/21                  20,395
     45    Federal National Mortgage Association                               11.000              11/01/20                  50,302
  2,319    Federal National Mortgage Association (ARM)                          2.883              05/28/35               2,320,185
    955    Federal National Mortgage Association (ARM)                          2.893              05/28/35                 955,696
  4,450    Federal National Mortgage Association, May                           4.500                TBA                  4,296,924
  2,300    Federal National Mortgage Association, May                           6.000                TBA                  2,346,000
    147    Government National Mortgage Association                             6.500        05/15/23 to 03/15/29           153,672
    311    Government National Mortgage Association                             7.000        04/15/23 to 11/15/27           330,029
     57    Government National Mortgage Association                             7.500        12/15/21 to 06/15/24            61,729
     50    Government National Mortgage Association                             8.000        05/15/17 to 01/15/23            54,191
     13    Government National Mortgage Association                             8.500        05/15/17 to 07/15/17            13,823
     87    Government National Mortgage Association                             9.500        06/15/09 to 10/15/09            92,796
      4    Government National Mortgage Association                            11.000              09/15/10
  2,775    Government National Mortgage Association, April                      5.500                TBA                  2,800,147
                                                                                                                     ---------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                         36,096,576
                                                                                                                     ---------------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  9.1%
  4,400    Federal Home Loan Bank                                               3.000              04/15/09               4,189,816
  3,150    Federal Home Loan Mortgage Corp.                                     6.625              09/15/09               3,426,901
    500    Federal Home Loan Mortgage Corp.                                     6.750              03/15/31                 611,754
    505    Federal National Mortgage Association                                6.625              11/15/30                 607,429
    350    Federal National Mortgage Association                                7.125              06/15/10                 391,397
  1,985    Financing Corp.                                                      9.650              11/02/18               2,876,511
    700    Financing Corp.                                                      9.800              04/06/18               1,016,432
    960    Tennessee Valley Authority, Ser G                                    7.125              05/01/30               1,225,054
                                                                                                                     ---------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                                        14,345,294
                                                                                                                     ---------------

           UNITED STATES TREASURY OBLIGATIONS  65.7%
  7,400    United States Treasury Bonds                                         5.250              11/15/28               7,784,748
  1,200    United States Treasury Bonds                                         6.125              08/15/29               1,413,798
  1,500    United States Treasury Bonds                                         7.625              11/15/22               1,987,207
  1,650    United States Treasury Bonds                                         7.625              02/15/25               2,223,570
  1,000    United States Treasury Bonds                                         8.000              11/15/21               1,358,282
  1,800    United States Treasury Bonds                                         8.125              08/15/19               2,422,197
  8,520    United States Treasury Bonds                                         8.125              08/15/21              11,669,742
    800    United States Treasury Bonds                                         8.750              08/15/20               1,141,000
  1,250    United States Treasury Bonds                                         9.250              02/15/16               1,744,922
    350    United States Treasury Bonds (b)                                    10.375              11/15/12                 405,590
  8,300    United States Treasury Bonds                                        10.750              08/15/05               8,543,821
    700    United States Treasury Bonds                                        12.000              08/15/13                 873,852
  1,900    United States Treasury Bonds (STRIPS)                                 *                 02/15/25                 709,342
  1,900    United States Treasury Bonds (STRIPS)                                 *                 02/15/27                 645,126
  2,500    United States Treasury Notes                                         3.125              05/15/07               2,465,527
  1,500    United States Treasury Notes                                         3.500              11/15/06               1,495,782
 13,350    United States Treasury Notes                                         3.875              02/15/13              12,890,573
  9,250    United States Treasury Notes                                         4.250              08/15/13               9,124,626
  8,500    United States Treasury Notes                                         4.375              08/15/12               8,522,585
    500    United States Treasury Notes                                         4.750              11/15/08                 512,149
  6,100    United States Treasury Notes                                         5.000              08/15/11               6,339,236
 10,000    United States Treasury Notes                                         5.875              11/15/05              10,163,290
  2,600    United States Treasury Notes                                         6.250              02/15/07               2,718,422
  4,700    United States Treasury Notes                                         6.750              05/15/05               4,723,688
  2,950    United States Treasury Notes (STRIPS)                                 *                 02/15/25               1,097,084
                                                                                                                     ---------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                                102,976,159
                                                                                                                     ---------------

TOTAL LONG-TERM INVESTMENTS  103.0%
   (Cost $160,840,737)                                                                                                  161,545,732
                                                                                                                     ---------------
SHORT-TERM INVESTMENTS   7.3%
REPURCHASE AGREEMENT    7.1%

           UBS Securities LLC ($11,169,000 par collateralized by
           U.S. Government obligations in a pooled cash account,
           interest rate of 2.53%, dated 03/31/05, to be sold on
           04/01/05 at $11,169,785)                                                                                      11,169,000
                                                                                                                     ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS   0.2%
           United States Treasury Bills ($200,000 par, yielding
           2.735%, 07/14/05 maturity) (b)                                                                                   198,420
                                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $11,367,371)                                                                                                    11,367,420
                                                                                                                     ---------------

TOTAL INVESTMENTS  110.3%
   (Cost $172,208,108)                                                                                                  172,913,152

LIABILITIES IN EXCESS OF OTHER ASSETS   (10.3%)                                                                         (16,171,950)
                                                                                                                     ===============

NET ASSETS   100.0%                                                                                                    $156,741,202
                                                                                                                     ===============

           Percentages are calculated as a percentage of net assets.
       *   Zero Coupon Bond.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Trust to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ARM      - Adjustable Rate Mortgage
REMIC    - Real Estate Mortgage Investment Conduits
TBA      - To be announced, maturity date had not yet been
           established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

The futures contracts outstanding as of March 31, 2005 and the description and unrealized appreciation/depreciation are as follows:

                                                                                                              UNREALIZED
                                                                                                             APPRECIATION/
                                                                                   CONTRACTS                 DEPRECIATION
       LONG CONTRACTS:
         10-Year U.S. Treasury Notes -- June 2005 (Current Notional
         Value of $109,266 per contract)                                                  40                          702

       SHORT CONTRACTS:
         U.S. Treasury Bonds -- June 2005 (Current Notional Value of
         $111,375 per contract)                                                           89                       80,924

         5-Year U.S. Treasury Notes -- June 2005 (Current Notional
         Value of $107,094 per contract)                                                 155                      104,927

         2-Year U.S. Treasury Notes -- June 2005 (Current Notional
         Value of $206,891 per contract)                                                  15                       15,708
                                                                              ---------------           ------------------
                                                                                         299                     $202,261
                                                                              ===============           ==================

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)





PAR                                                                                    YIELD ON
AMOUNT                                                                    MATURITY     DATE OF        AMORTIZED
(000)                DESCRIPTION                                            DATE       PURCHASE         COST
                     COMMERCIAL PAPER    61.5%
            $  3,000 American Express Credit Corp.                        04/08/05          2.536%     $ 2,998,408
               3,000 American General Finance Corp.                       04/11/05          2.774        2,997,692
               3,000 American Honda Finance Corp.                         04/19/05          2.651        2,996,040
               1,650 BankAmerica Corp.                                    04/06/05          2.110        1,649,517
               3,000 Ciesco, LP                                           04/13/05          2.602        2,997,410
               3,000 CIT Group, Inc.                                      04/15/05          2.689        2,996,873
               3,000 DaimlerChrysler Revolving Auto Conduit LLC           05/16/05          2.769        2,989,688
               3,000 General Electric Capital Corp.                       04/25/05          2.692        2,994,640
               3,000 Goldman Sachs Group, Inc. (The)                      04/26/05          2.732        2,994,333
               3,000 HSBC Finance Corp.                                   06/21/05          3.023        2,979,750
               3,000 ING (US) Funding LLC                                 05/31/05          2.935        2,985,400
               3,000 LaSalle Bank Corp.                                   06/20/05          2.817        2,981,400
               3,000 Mortgage Interest Networking Trust                   04/11/05          2.783        2,997,683
               3,000 New Center Asset Trust                               04/07/05          2.803        2,998,600
               3,000 State Street Corp.                                   04/25/05          2.787        2,994,440
               2,900 UBS Finance (Delaware) LLC                           04/01/05          2.830        2,900,000
                                                                                                      ------------
                     TOTAL COMMERCIAL PAPER                                                             46,451,874
                                                                                                      ------------

                     FLOATING RATE NOTES    15.9%
               3,000 Bank One, NA (Chicago)                               06/14/05          1.994        3,000,865
               3,000 Citigroup, Inc.                                      05/19/05          1.780        3,000,233
               3,000 US Bank, NA                                          06/14/05          1.669        3,001,455
               3,000 Wells Fargo & Co.                                    06/17/05          1.878        3,000,079
                                                                                                      ------------
                     TOTAL FLOATING RATE NOTES                                                          12,002,632
                                                                                                      ------------

                     U.S. GOVERNMENT AGENCY OBLIGATIONS    15.1%
               5,000 Federal Home Loan Banks (Floating Rate)              08/26/05          1.635        4,998,338
               3,400 Federal Home Loan Mortgage Corp. (Floating Rate)     10/07/05          2.885        3,400,141
               3,014 Federal National Mortgage Association                05/25/05          2.863        3,001,115
                                                                                                      ------------
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                           11,399,594
                                                                                                      ------------

                     CERTIFICATES OF DEPOSIT    7.9%
               3,000 First Tennessee Bank N.A.                            04/22/05          2.660        3,000,000
               3,000 M & I Marshall & Ilsley Bank                         06/29/05          3.020        3,000,000
                                                                                                      ------------
                     TOTAL CERTIFICATES OF DEPOSIT                                                       6,000,000
                                                                                                      ------------
                     REPURCHASE AGREEMENT    0.2%
                     Bank of America Securities LLC ($150,000 par
                     collateralized by U.S. Government obligations in
                     a pooled cash account, interest rate of 2.75%,
                     dated  03/31/05, to be sold on 04/01/05 at
                     $150,011)                                                                             150,000
                                                                                                      ------------

                     TOTAL INVESTMENTS    100.6% (a)                                                    76,004,100


                     LIABILITIES IN EXCESS OF OTHER ASSETS    (0.6%)                                     (435,001)
                                                                                                      ------------

                     NET ASSETS    100.0%                                                              $75,569,099
                                                                                                      ============

                     Percentages are calculated as a percentage of net assets.


                     (a) At March 31, 2005, cost is identical for both book and federal income tax purposes.


           VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

           PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)



                                                                                      NUMBER OF
           DESCRIPTION                                                                 SHARES             VALUE

           COMMON STOCKS    94.3%
           ADVERTISING    0.5%
           Catalina Marketing Corp.                                                      7,830           $ 202,797
                                                                                                 ------------------

           AEROSPACE & DEFENSE    1.8%
           Armor Holdings, Inc. (a)                                                      4,980             184,708
           Ceradyne, Inc. (a)                                                            5,105             114,199
           United Defense Industries, Inc.                                               5,040             370,037
                                                                                                 ------------------
                                                                                                           668,944
                                                                                                 ------------------

           AGRICULTURAL PRODUCTS    1.2%
           Archer-Daniels-Midland Co.                                                   10,180             250,224
           Bunge, Ltd.                                                                   3,740             201,511
                                                                                                 ------------------
                                                                                                           451,735
                                                                                                 ------------------

           AIR FREIGHT & COURIERS    1.1%
           C.H. Robinson Worldwide, Inc.                                                 3,830             197,360
           FedEx Corp.                                                                   2,500             234,875
                                                                                                 ------------------
                                                                                                           432,235
                                                                                                 ------------------

           AIRLINES    0.5%
           Continental Airlines, Inc., Class B (a)                                      15,620             188,065
                                                                                                 ------------------

           APPAREL & ACCESSORIES    1.3%
           Coach, Inc. (a)                                                               8,690             492,115
                                                                                                 ------------------

           APPAREL RETAIL    4.0%
           Abercrombie & Fitch Co., Class A                                              5,080             290,779
           Aeropostale, Inc. (a)                                                         7,425             243,169
           American Eagle Outfitters, Inc.                                               9,940             293,727
           bebe stores, Inc.                                                             7,320             248,514
           Pacific Sunwear of California, Inc. (a)                                       7,705             215,586
           Urban Outfitters, Inc. (a)                                                    4,950             237,451
                                                                                                 ------------------
                                                                                                         1,529,226
                                                                                                 ------------------

           APPLICATION SOFTWARE    2.3%
           Autodesk, Inc. (a)                                                           15,350             456,816
           Cognos, Inc. (Canada) (a)                                                     6,210             260,447
           MicroStrategy, Inc. Class A (a)                                               2,620             142,187
                                                                                                 ------------------
                                                                                                           859,450
                                                                                                 ------------------



           ASSET MANAGEMENT & CUSTODY BANKS    2.6%
           Affiliated Managers Group, Inc. (a)                                           3,750             232,612
           Franklin Resources, Inc.                                                      5,050             346,683
           Legg Mason, Inc.                                                              4,990             389,919
                                                                                                 ------------------
                                                                                                           969,214
                                                                                                 ------------------

           BIOTECHNOLOGY    5.1%
           Affymetrix, Inc. (a)                                                          6,800             291,312
           Celgene Corp. (a)                                                            10,360             352,758
           Encysive Pharmaceuticals, Inc. (a)                                           12,840             131,225
           Genzyme Corp. (a)                                                             5,050             289,062
           Gilead Sciences, Inc. (a)                                                     7,560             270,648
           Neurocrine Biosciences, Inc. (a)                                              4,950             188,397
           United Therapeutics Corp. (a)                                                 8,800             402,116
                                                                                                 ------------------
                                                                                                         1,925,518
                                                                                                 ------------------

           BROADCASTING & CABLE TV    1.6%
           Cablevision Systems Corp., Class A (a)                                       10,120             283,866
           XM Satellite Radio Holdings, Inc., Class A (a)                               10,150             319,725
                                                                                                 ------------------
                                                                                                           603,591
                                                                                                 ------------------

           BUILDING PRODUCTS    0.7%
           Masco Corp.                                                                   7,520             260,718
                                                                                                 ------------------

           CASINOS & GAMING    2.0%
           Boyd Gaming Corp.                                                             5,160             269,094
           Las Vegas Sands Corp. (a)                                                     5,110             229,950
           Wynn Resorts, Ltd. (a)                                                        3,780             256,057
                                                                                                 ------------------
                                                                                                           755,101
                                                                                                 ------------------

           COMMERCIAL PRINTING    0.5%
           R.R. Donnelley & Sons Co.                                                     6,330             200,155
                                                                                                 ------------------

           COMMODITY CHEMICALS    0.6%
           Lyondell Chemical Co.                                                         7,620             212,750
                                                                                                 ------------------

           COMMUNICATIONS EQUIPMENT    2.9%
           Comverse Technology, Inc. (a)                                                12,630             318,529
           F5 Networks, Inc. (a)                                                         4,940             249,421
           Harris Corp.                                                                  7,560             246,834
           Juniper Networks, Inc. (a)                                                   12,590             277,735
                                                                                                 ------------------
                                                                                                         1,092,519
                                                                                                 ------------------

           COMPUTER HARDWARE    2.9%
           Apple Computer, Inc. (a)                                                     15,200             633,384
           Avid Technology, Inc. (a)                                                     2,610             141,253
           NCR Corp. (a)                                                                10,020             338,075
                                                                                                 ------------------
                                                                                                         1,112,712
                                                                                                 ------------------

           COMPUTER STORAGE & PERIPHERALS    2.4%



           ATI Technologies, Inc. (Canada) (a)                                          13,310             229,731
           Network Appliance, Inc. (a)                                                   7,940             219,620
           QLogic Corp. (a)                                                              5,300             214,650
           Seagate Technology (Cayman Islands) (a)                                      12,800             250,240
                                                                                                 ------------------
                                                                                                           914,241
                                                                                                 ------------------

           CONSTRUCTION & FARM MACHINERY    0.6%
           Toro Co.                                                                      2,570             227,445
                                                                                                 ------------------

           CONSUMER ELECTRONICS    0.6%
           Harman International Industries, Inc.                                         2,540             224,688
                                                                                                 ------------------

           CONSUMER FINANCE    0.6%
           First Marblehead Corp. (a)                                                    3,810             219,189
                                                                                                 ------------------

           DATA PROCESSING & OUTSOURCING SERVICES    1.2%
           CheckFree Corp. (a)                                                           5,050             205,838
           Global Payments, Inc.                                                         3,770             243,127
                                                                                                 ------------------
                                                                                                           448,965
                                                                                                 ------------------

           DEPARTMENT STORES    1.8%
           J.C. Penney Co., Inc.                                                         7,440             386,285
           Nordstrom, Inc.                                                               5,170             286,315
                                                                                                 ------------------
                                                                                                           672,600
                                                                                                 ------------------

           DISTILLERS & VINTNERS    0.5%
           Constellation Brands, Inc., Class A (a)                                       3,400             179,758
                                                                                                 ------------------

           DIVERSIFIED COMMERCIAL SERVICES    1.2%
           Brinks Co.                                                                    6,210             214,866
           Corporate Executive Board Co.                                                 3,750             239,813
                                                                                                 ------------------
                                                                                                           454,679
                                                                                                 ------------------

           DIVERSIFIED METALS & MINING    1.3%
           Peabody Energy Corp.                                                          5,140             238,290
           Phelps Dodge Corp.                                                            2,460             250,256
                                                                                                 ------------------
                                                                                                           488,546
                                                                                                 ------------------

           DRUG RETAIL    0.7%
           CVS Corp.                                                                     5,050             265,731
                                                                                                 ------------------

           ELECTRIC UTILITIES    0.5%
           Entergy Corp.                                                                 2,560             180,890
                                                                                                 ------------------

           ELECTRICAL COMPONENTS & EQUIPMENT    1.3%
           Cooper Industries, Ltd., Class A                                              2,570             183,806
           Rockwell Automation, Inc.                                                     5,130             290,563
                                                                                                 ------------------
                                                                                                           474,369
                                                                                                 ------------------

           ELECTRONIC EQUIPMENT MANUFACTURERS    0.5%



           Amphenol Corp., Class A                                                       5,010             185,570
                                                                                                 ------------------

           ELECTRONIC MANUFACTURING SERVICES    0.7%
           Jabil Circuit, Inc. (a)                                                       8,890             253,543
                                                                                                 ------------------

           EMPLOYMENT SERVICES    0.7%
           Robert Half International, Inc.                                              10,180             274,453
                                                                                                 ------------------

           FOOTWEAR    0.4%
           Wolverine World Wide, Inc.                                                    7,725             165,547
                                                                                                 ------------------

           GAS UTILITIES    0.8%
           Questar Corp.                                                                 5,140             304,545
                                                                                                 ------------------

           HEALTH CARE DISTRIBUTORS    0.5%
           Henry Schein, Inc. (a)                                                        5,360             192,102
                                                                                                 ------------------

           HEALTH CARE EQUIPMENT    2.6%
           C.R. Bard, Inc.                                                               2,840             193,347
           St. Jude Medical, Inc. (a)                                                    6,330             227,880
           Stryker Corp.                                                                 4,930             219,927
           Varian Medical Systems, Inc. (a)                                              6,520             223,506
           Waters Corp. (a)                                                              3,250             116,318
                                                                                                 ------------------
                                                                                                           980,978
                                                                                                 ------------------

           HEALTH CARE FACILITIES    0.6%
           Community Health Systems, Inc. (a)                                            6,900             240,879
                                                                                                 ------------------

           HEALTH CARE SERVICES    2.4%
           Covance, Inc. (a)                                                             4,940             235,193
           Medco Health Solutions, Inc. (a)                                              7,730             383,176
           Renal Care Group, Inc. (a)                                                    7,810             296,311
                                                                                                 ------------------
                                                                                                           914,680
                                                                                                 ------------------

           HEALTH CARE SUPPLIES    1.6%
           Bausch & Lomb, Inc.                                                           3,360             246,288
           Dade Behring Holdings, Inc. (a)                                               3,160             186,219
           Gen-Probe, Inc. (a)                                                           4,050             180,468
                                                                                                 ------------------
                                                                                                           612,975
                                                                                                 ------------------

           HOME ENTERTAINMENT SOFTWARE    0.5%
           Activision, Inc. (a)                                                         13,640             201,872
                                                                                                 ------------------

           HOMEBUILDING    1.7%
           KB Home                                                                       3,720             436,951
           Standard Pacific Corp.                                                        2,630             189,860
                                                                                                 ------------------
                                                                                                           626,811
                                                                                                 ------------------

           HOTELS    2.5%
           Marriott International, Inc., Class A                                         6,330             423,224



           Starwood Hotels & Resorts Worldwide, Inc.                                     9,000             540,270
                                                                                                 ------------------
                                                                                                           963,494
                                                                                                 ------------------

           HOUSEHOLD APPLIANCES    0.5%
           Black & Decker Corp.                                                          2,430             191,946
                                                                                                 ------------------

           HOUSEHOLD PRODUCTS    1.2%
           Clorox Co.                                                                    3,800             239,362
           Energizer Holdings, Inc. (a)                                                  3,770             225,446
                                                                                                 ------------------
                                                                                                           464,808
                                                                                                 ------------------

           INDUSTRIAL CONGLOMERATES    0.5%
           Textron, Inc.                                                                 2,540             189,535
                                                                                                 ------------------

           INVESTMENT BANKING & BROKERAGE    1.2%
           Bear Stearns Co., Inc.                                                        2,540             253,746
           Charles Schwab Corp.                                                         20,420             214,614
                                                                                                 ------------------
                                                                                                           468,360
                                                                                                 ------------------

           IT CONSULTING & OTHER SERVICES    1.3%
           CACI International, Inc., Class A (a)                                         3,880             214,292
           Cognizant Technology Solutions Corp., Class A (a)                             6,100             281,820
                                                                                                 ------------------
                                                                                                           496,112
                                                                                                 ------------------

           LEISURE PRODUCTS    0.6%
           Brunswick Corp.                                                               5,120             239,872
                                                                                                 ------------------

           MANAGED HEALTH CARE    2.2%
           Coventry Health Care, Inc. (a)                                                5,050             344,107
           Humana, Inc. (a)                                                              7,600             242,744
           Sierra Health Services, Inc. (a)                                              3,810             243,230
                                                                                                 ------------------
                                                                                                           830,081
                                                                                                 ------------------
           METALS    0.5%
           Precision Castparts Corp.                                                     2,550             196,376
                                                                                                 ------------------

           MULTI-LINE INSURANCE    0.6%
           Assurant, Inc.                                                                6,370             214,669
                                                                                                 ------------------

           OIL & GAS DRILLING    1.0%
           Precision Drilling Corp. (Canada) (a)                                         2,550             190,383
           Rowan Companies, Inc. (a)                                                     6,240             186,763
                                                                                                 ------------------
                                                                                                           377,146
                                                                                                 ------------------

           OIL & GAS EQUIPMENT & SERVICES    2.0%
           Baker Hughes, Inc.                                                            6,240             277,618
           Grant Prideco, Inc. (a)                                                      10,120             244,499
           Maverick Tube Corp. (a)                                                       7,430             241,549
                                                                                                 ------------------
                                                                                                           763,666
                                                                                                 ------------------

           OIL & GAS EXPLORATION & PRODUCTION    1.6%



           Noble Energy, Inc.                                                            5,030             342,141
           Ultra Petroleum Corp. (a)                                                     5,180             263,144
                                                                                                 ------------------
                                                                                                           605,285
                                                                                                 ------------------

           OIL & GAS REFINING & MARKETING    1.3%
           Premcor, Inc.                                                                 3,730             222,606
           Sunoco, Inc.                                                                  2,570             266,046
                                                                                                 ------------------
                                                                                                           488,652
                                                                                                 ------------------

           PACKAGED FOODS    1.1%
           Hershey Foods Corp.                                                           3,760             227,330
           Pilgrims Pride Corp.                                                          4,840             172,885
                                                                                                 ------------------
                                                                                                           400,215
                                                                                                 ------------------

           PERSONAL PRODUCTS    0.5%
           Estee Lauder Co., Inc., Class A                                               3,850             173,173
                                                                                                 ------------------

           PHARMACEUTICALS    0.7%
           IVAX Corp. (a)                                                               13,340             263,732
                                                                                                 ------------------

           PUBLISHING    1.8%
           Getty Images, Inc. (a)                                                        5,020             356,972
           McGraw-Hill Co., Inc.                                                         3,900             340,275
                                                                                                 ------------------
                                                                                                           697,247
                                                                                                 ------------------

           RAILROADS    0.7%
           Burlington Northern Santa Fe Corp.                                            4,990             269,111
                                                                                                 ------------------

           REGIONAL BANKS    1.1%
           Compass Bancshares, Inc.                                                      3,790             172,066
           KeyCorp                                                                       7,590             246,296
                                                                                                 ------------------
                                                                                                           418,362
                                                                                                 ------------------

           RESTAURANTS    1.5%
           Darden Restaurants, Inc.                                                      7,760             238,077
           Yum! Brands, Inc.                                                             6,240             323,294
                                                                                                 ------------------
                                                                                                           561,371
                                                                                                 ------------------

           SEMICONDUCTOR EQUIPMENT    1.4%
           Lam Research Corp. (a)                                                       10,430             301,010
           Tessera Technologies, Inc. (a)                                                5,300             229,119
                                                                                                 ------------------
                                                                                                           530,129
                                                                                                 ------------------

           SEMICONDUCTORS    2.2%
           Altera Corp. (a)                                                             12,480             246,854
           Marvell Technology Group, Ltd. (Bermuda) (a)                                  7,580             290,617
           OmniVision Technologies, Inc. (a)                                            10,400             157,560
           Sigmatel, Inc. (a)                                                            3,770             141,111
                                                                                                 ------------------
                                                                                                           836,142
                                                                                                 ------------------



           SPECIALIZED FINANCE    0.7%
           CIT Group, Inc.                                                               7,420             281,960
                                                                                                 ------------------

           SPECIALTY STORES    1.7%
           AutoZone, Inc. (a)                                                            2,560             219,392
           Cabela's, Inc., Class A (a)                                                   7,670             158,232
           Dicks Sporting Goods, Inc. (a)                                                7,420             272,537
                                                                                                 ------------------
                                                                                                           650,161
                                                                                                 ------------------

           STEEL    0.8%
           Nucor Corp.                                                                   5,080             292,405
                                                                                                 ------------------

           SYSTEMS SOFTWARE    2.7%
           Adobe Systems, Inc.                                                           5,080             341,224
           Symantec Corp. (a)                                                           20,660             440,678
           VERITAS Software Corp. (a)                                                   10,250             238,005
                                                                                                 ------------------
                                                                                                         1,019,907
                                                                                                 ------------------

           TECHNOLOGY DISTRIBUTORS    0.5%
           Ingram Micro, Inc. Class A (a)                                               10,130             168,867
                                                                                                 ------------------

           THRIFTS & MORTGAGE FINANCE    0.6%
           Sovereign Bancorp, Inc.                                                      10,030             222,265
                                                                                                 ------------------

           TIRES & RUBBER    0.5%
           Goodyear Tire & Rubber Co. (a)                                               12,770             170,480
                                                                                                 ------------------

           TRUCKING    0.8%
           Yellow Roadway Corp. (a)                                                      4,980             291,529
                                                                                                 ------------------

           WIRELESS TELECOMMUNICATION SERVICES    0.7%
           Nextel Partners, Inc., Class A (a)                                           12,690             278,672
                                                                                                 ------------------

           TOTAL COMMON STOCKS                                                                          35,677,631
                                                                                                 ------------------

           INVESTMENT COMPANY    0.9%
           Semiconductor HOLDRs Trust (a)                                                                  338,312
                                                                                                 ------------------

           TOTAL LONG-TERM INVESTMENTS    95.2%                                                         36,015,943
              (Cost $31,065,478)

           REPURCHASE AGREEMENT    5.1%
           UBS Securities LLC ($1,944,000 par collateralized by U.S.
           Government obligations in a pooled cash account, interest rate of 2.53%, dated 03/31/05, to be sold on 04/01/05 at $1,944,137)
              (Cost $1,944,000)                                                                          1,944,000
                                                                                                 ------------------
           TOTAL INVESTMENTS    100.3%                                                                  37,959,943
              (Cost $33,009,478)

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.3%)                                                (112,718)
                                                                                                 ------------------

           NET ASSETS    100.0%                                                                        $37,847,225
                                                                                                 ==================

           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005